Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expense

	Three-month period ended June 30,		Six-month period ended June 30,
(CHF in millions)	2026	2025	2026	2025

Current income tax expense	(27.3)	(29.3)	(48.4)	(51.8)
Deferred income tax benefit	6.6	35.7	14.9	50.9
Income tax (expense) / benefit	(20.7)	6.4	(33.5)	(0.8)